Quarterly Report
March 31, 2022
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II
HYS-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 95.2%
Aerospace & Defense – 2.2%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$640,000	$643,264
Bombardier, Inc., 7.125%, 6/15/2026 (n)		637,000	624,260
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		1,070,000	963,000
Moog, Inc., 4.25%, 12/15/2027 (n)		1,246,000	1,210,177
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,060,000	1,088,238
TransDigm, Inc., 6.375%, 6/15/2026		985,000	993,890
TransDigm, Inc., 5.5%, 11/15/2027		705,000	699,713
TransDigm, Inc., 4.625%, 1/15/2029		614,000	574,072
			$6,796,614
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 0%, (0% cash or 2.291% PIK), (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)		$1,293,263	$129
Automotive – 2.7%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)		$1,655,000	$1,717,062
Dana, Inc., 5.375%, 11/15/2027		726,000	721,463
Dana, Inc., 5.625%, 6/15/2028		147,000	148,544
Dana, Inc., 4.25%, 9/01/2030		480,000	439,296
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		715,000	621,671
Ford Motor Co., 5.113%, 5/03/2029		720,000	724,270
Ford Motor Co., 4.75%, 1/15/2043		805,000	731,149
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		965,000	963,914
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		1,070,000	1,072,675
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		700,000	637,791
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		645,000	565,181
			$8,343,016
Broadcasting – 2.6%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$1,035,000	$979,555
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		1,595,000	1,525,163
iHeartCommunications, Inc., 8.375%, 5/01/2027		935,000	966,743
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		770,000	770,585
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		810,000	779,690
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	297,347	338,069
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$1,140,000	1,085,149
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		1,765,000	1,681,162
			$8,126,116
Brokerage & Asset Managers – 1.6%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$550,000	$528,478
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,375,000	1,350,539
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,027,000	974,601
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		635,000	614,010
NFP Corp., 4.875%, 8/15/2028 (n)		815,000	778,325
NFP Corp., 6.875%, 8/15/2028 (n)		786,000	750,630
			$4,996,583
Building – 3.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$2,145,000	$2,060,680
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		240,000	216,000
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		1,265,000	1,171,403
Interface, Inc., 5.5%, 12/01/2028 (n)		1,095,000	1,063,519
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		605,000	564,919
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		719,000	725,291
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		510,000	411,942

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	$1,045,000	$1,069,860
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	1,020,000	1,005,985
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	1,000,000	922,500
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	473,000	452,306
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	1,227,000	1,123,877
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	240,000	210,000
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	820,000	777,024
		$11,775,306
Business Services – 2.3%
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	$610,000	$567,300
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	1,115,000	1,056,463
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	515,000	508,099
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	720,000	711,900
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	1,060,000	1,057,350
Paysafe Finance PLC, 4%, 6/15/2029 (z)	985,000	837,280
Switch Ltd., 3.75%, 9/15/2028 (n)	1,304,000	1,264,547
Switch Ltd., 4.125%, 6/15/2029 (n)	360,000	354,150
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	770,000	800,800
		$7,157,889
Cable TV – 7.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	$320,000	$320,472
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	2,830,000	2,717,479
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	1,010,000	947,675
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	1,395,000	1,265,963
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	760,000	660,056
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	450,000	436,752
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	1,595,000	1,419,550
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	1,605,000	1,407,368
DISH DBS Corp., 7.75%, 7/01/2026	415,000	412,303
DISH DBS Corp., 5.25%, 12/01/2026 (n)	800,000	762,000
DISH DBS Corp., 5.125%, 6/01/2029	675,000	574,823
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	882,000	906,079
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	325,000	310,276
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	1,195,000	1,087,450
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	1,153,000	1,095,350
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	2,055,000	2,085,825
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,600,000	1,544,000
Videotron Ltd., 5.125%, 4/15/2027 (n)	560,000	566,707
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	1,200,000	1,133,394
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	1,665,000	1,598,400
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	1,715,000	1,596,030
		$22,847,952
Chemicals – 2.4%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$834,000	$802,345
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	1,410,000	1,239,672
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	1,003,000	927,775
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	1,137,000	1,061,674
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	690,000	618,744
Ingevity Corp., 3.875%, 11/01/2028 (n)	1,255,000	1,134,307
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	560,000	520,996
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)	300,000	276,000
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)	1,051,000	922,673
		$7,504,186

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.3%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$600,000	$583,500
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	245,000	233,674
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	1,145,000	1,077,227
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	805,000	756,700
PTC, Inc., 3.625%, 2/15/2025 (n)	920,000	909,650
PTC, Inc., 4%, 2/15/2028 (n)	440,000	428,679
		$3,989,430
Computer Software - Systems – 1.5%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$1,765,000	$1,837,806
Fair Isaac Corp., 4%, 6/15/2028 (n)	250,000	242,030
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	1,280,000	1,289,619
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	1,225,000	1,149,568
		$4,519,023
Conglomerates – 3.0%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$1,335,000	$1,338,337
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	338,000	325,352
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	1,650,000	1,588,125
Gates Global LLC, 6.25%, 1/15/2026 (n)	840,000	840,785
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	530,000	559,150
Griffon Corp., 5.75%, 3/01/2028	1,214,000	1,167,261
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	961,000	862,498
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	715,000	738,402
TriMas Corp., 4.125%, 4/15/2029 (n)	1,968,000	1,795,800
		$9,215,710
Construction – 1.2%
Empire Communities Corp., 7%, 12/15/2025 (n)	$760,000	$750,880
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	510,000	503,416
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	680,000	638,731
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	850,000	875,500
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	220,000	215,050
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	938,000	864,512
		$3,848,089
Consumer Products – 1.2%
Mattel, Inc., 3.375%, 4/01/2026 (n)	$783,000	$766,624
Mattel, Inc., 5.875%, 12/15/2027 (n)	546,000	571,171
Mattel, Inc., 5.45%, 11/01/2041	315,000	335,317
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	845,000	838,662
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	420,000	374,850
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	815,000	704,323
		$3,590,947
Consumer Services – 3.7%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$320,000	$323,786
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	970,000	1,002,611
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	465,000	410,207
ANGI Group LLC, 3.875%, 8/15/2028 (n)	1,184,000	1,003,014
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	935,000	864,267
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	1,728,000	1,588,844
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	728,000	746,200
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	80,000	71,555
Match Group, Inc., 5%, 12/15/2027 (n)	815,000	811,039
Match Group, Inc., 4.625%, 6/01/2028 (n)	1,185,000	1,147,969
Match Group, Inc., 4.125%, 8/01/2030 (n)	365,000	342,031
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	555,000	523,088
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	605,000	556,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	$1,374,000	$1,262,362
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	701,000	702,752
		$11,356,325
Containers – 2.5%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$610,000	$557,769
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)	550,000	499,125
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	950,000	856,093
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	1,105,000	1,021,434
Can-Pack S.A., 3.875%, 11/15/2029 (n)	1,428,000	1,250,085
Crown Americas LLC, 5.25%, 4/01/2030 (n)	800,000	820,024
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,470,000	1,473,675
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	485,000	490,180
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	635,000	631,825
		$7,600,210
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$1,510,000	$1,311,548
Electronics – 1.8%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$365,000	$349,944
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	570,000	579,046
Entegris, Inc., 4.375%, 4/15/2028 (n)	390,000	377,325
Entegris, Inc., 3.625%, 5/01/2029 (n)	570,000	533,326
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	745,000	770,143
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,280,000	1,297,600
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	675,000	645,533
Synaptics, Inc., 4%, 6/15/2029 (n)	1,140,000	1,074,450
		$5,627,367
Energy - Independent – 3.6%
Callon Petroleum Co., 6.125%, 10/01/2024	$485,000	$482,575
Callon Petroleum Co., 8%, 8/01/2028 (n)	565,000	595,606
CNX Resources Corp., 6%, 1/15/2029 (n)	810,000	818,100
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	940,000	969,685
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	645,000	645,000
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	625,000	643,306
EQT Corp., 5%, 1/15/2029	855,000	882,651
Laredo Petroleum, Inc., 10.125%, 1/15/2028	320,000	343,904
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	480,000	440,400
Occidental Petroleum Corp., 5.875%, 9/01/2025	745,000	791,335
Occidental Petroleum Corp., 6.625%, 9/01/2030	1,446,000	1,659,285
Occidental Petroleum Corp., 6.6%, 3/15/2046	600,000	705,000
SM Energy Co., 5.625%, 6/01/2025	505,000	504,369
SM Energy Co., 6.5%, 7/15/2028	520,000	536,604
Southwestern Energy Co., 5.95%, 1/23/2025	65,400	68,370
Southwestern Energy Co., 8.375%, 9/15/2028	455,000	499,362
Southwestern Energy Co., 5.375%, 3/15/2030	495,000	503,024
		$11,088,576
Entertainment – 3.3%
AMC Entertainment Holdings, Inc., 10%, (10% cash or 12% PIK) 6/15/2026 (n)(p)	$330,000	$296,388
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	2,005,000	2,018,093
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	790,000	753,395
Carnival Corp. PLC, 6%, 5/01/2029 (n)	245,000	230,873
Life Time, Inc., 5.75%, 1/15/2026 (n)	805,000	804,187
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	728,000	741,650
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	855,000	803,700
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	690,000	650,325

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	$610,000	$579,598
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	405,000	389,116
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	1,195,000	1,139,205
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	1,325,000	1,263,705
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	490,000	446,596
		$10,116,831
Financial Institutions – 3.1%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$645,169	$548,394
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	1,085,000	1,088,895
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	770,000	735,350
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	2,353,878	2,138,581
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	1,413,000	1,325,761
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	1,055,000	1,073,568
OneMain Finance Corp., 6.875%, 3/15/2025	555,000	583,594
OneMain Finance Corp., 8.875%, 6/01/2025	509,000	536,255
OneMain Finance Corp., 7.125%, 3/15/2026	475,000	507,723
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	1,090,000	996,096
		$9,534,217
Food & Beverages – 3.3%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$1,440,000	$1,478,203
Aramark Services, Inc., 5%, 2/01/2028 (n)	325,000	315,250
BellRing Brands, Inc., 7%, 3/15/2030 (n)	605,000	617,856
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	874,000	921,415
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	1,715,000	1,601,527
Performance Food Group Co., 5.5%, 10/15/2027 (n)	1,110,000	1,104,672
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	964,000	946,229
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,265,000	1,139,069
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	1,169,000	1,058,062
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,205,000	1,149,269
		$10,331,552
Gaming & Lodging – 6.7%
Boyd Gaming Corp., 4.75%, 12/01/2027	$560,000	$557,200
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	405,000	390,319
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	815,000	762,025
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/2025 (n)	695,000	709,307
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	857,000	918,237
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	608,000	614,080
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	1,370,000	1,285,971
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,045,000	948,337
International Game Technology PLC, 4.125%, 4/15/2026 (n)	1,305,000	1,288,687
International Game Technology PLC, 6.25%, 1/15/2027 (n)	330,000	347,639
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	985,000	928,363
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)	310,000	290,625
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	535,000	487,519
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	354,000	311,382
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	1,070,000	1,078,025
MGM Growth Properties LLC, 5.75%, 2/01/2027	415,000	438,344
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	474,000	465,705
MGM Resorts International Co., 4.75%, 10/15/2028	806,000	780,071
Scientific Games Corp., 8.625%, 7/01/2025 (n)	250,000	262,813
Scientific Games Corp., 8.25%, 3/15/2026 (n)	615,000	640,369
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/01/2030 (n)	562,000	554,008
Scientific Games International, Inc., 7%, 5/15/2028 (n)	645,000	668,539
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	595,000	592,501
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	1,135,000	1,103,787
VICI Properties, Inc., 4.125%, 8/15/2030 (n)	245,000	236,513

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	$1,495,000	$1,438,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	480,000	464,400
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	280,000	262,284
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	575,000	523,250
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,028,000	893,085
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	555,000	522,394
		$20,764,716
Industrial – 1.1%
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	$540,000	$519,858
APi Escrow Corp., 4.75%, 10/15/2029 (n)	1,130,000	1,049,487
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	640,000	603,200
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	1,246,000	1,214,850
		$3,387,395
Insurance - Property & Casualty – 1.2%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$1,515,000	$1,496,729
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	665,000	612,066
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	320,000	323,728
Hub International Ltd., 5.625%, 12/01/2029 (n)	680,000	649,400
Ryan Specialty Group, 4.375%, 2/01/2030 (n)	781,000	738,045
		$3,819,968
Machinery & Tools – 0.7%
Ritchie Bros. Holdings Ltd., 4.75%, 12/15/2031 (n)	$1,050,000	$1,023,750
Terex Corp., 5%, 5/15/2029 (n)	1,210,000	1,159,749
		$2,183,499
Medical & Health Technology & Services – 6.3%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$1,120,000	$1,058,400
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	1,325,000	1,310,425
Catalent, Inc., 3.125%, 2/15/2029 (n)	1,912,000	1,737,845
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	2,291,000	2,160,814
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	565,000	599,120
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	1,410,000	1,311,963
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	240,000	230,350
DaVita, Inc., 4.625%, 6/01/2030 (n)	765,000	714,357
DaVita, Inc., 3.75%, 2/15/2031 (n)	844,000	738,500
Encompass Health Corp., 5.75%, 9/15/2025	515,000	524,033
HCA, Inc., 5.875%, 2/15/2026	815,000	866,761
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	1,200,000	1,221,000
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	1,310,000	1,324,469
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	380,000	367,116
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	675,000	706,084
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	1,436,000	1,326,505
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)	1,441,000	1,464,416
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	955,000	943,062
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)	715,000	681,038
		$19,286,258
Medical Equipment – 0.4%
Teleflex, Inc., 4.625%, 11/15/2027	$1,230,000	$1,246,912
Metals & Mining – 3.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,140,000	$1,189,402
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	963,000	836,077
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	985,000	997,411
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	900,000	905,625
Ero Copper Corp., 6.5%, 2/15/2030 (n)	423,000	412,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	$470,000	$483,089
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	678,000	710,205
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	1,325,000	1,253,317
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	866,000	805,311
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,722,000	1,617,578
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	645,000	581,526
Novelis Corp., 3.25%, 11/15/2026 (n)	561,000	535,912
Novelis Corp., 4.75%, 1/30/2030 (n)	950,000	922,322
Novelis Corp., 3.875%, 8/15/2031 (n)	488,000	446,354
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)	447,669	470,052
		$12,166,606
Midstream – 4.6%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$314,000	$315,570
Cheniere Energy Partners LP, 4%, 3/01/2031	1,435,000	1,391,075
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	771,000	739,239
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	1,296,000	1,240,920
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	248,000	252,971
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	145,000	151,458
EQM Midstream Partners LP, 5.5%, 7/15/2028	2,090,000	2,098,182
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	480,000	448,800
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	405,500	392,646
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	465,000	463,021
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	1,115,000	1,078,763
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	1,385,000	1,486,216
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	983,000	992,830
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	395,000	379,984
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	790,000	767,983
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	855,000	838,883
Western Midstream Operating LP, 4.55%, 2/01/2030	433,000	430,835
Western Midstream Operation LP, 4.65%, 7/01/2026	320,000	328,000
Western Midstream Operation LP, 5.5%, 8/15/2048	260,000	256,750
		$14,054,126
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$155,000	$158,875
Network & Telecom – 0.4%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$1,227,000	$1,228,816
Oil Services – 0.2%
Nabors Industries, Inc., 5.75%, 2/01/2025	$165,000	$160,566
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	530,000	547,225
		$707,791
Oils – 0.7%
Parkland Corp., 4.625%, 5/01/2030 (n)	$1,430,000	$1,329,900
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	620,000	562,408
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	495,000	397,748
		$2,290,056
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$1,195,000	$1,144,212
NCR Corp., 5.125%, 4/15/2029 (n)	590,000	567,191
		$1,711,403

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 2.3%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$1,849,000	$1,865,179
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	1,775,000	1,461,837
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	580,000	451,823
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	1,650,000	1,598,437
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	781,000	744,063
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	1,026,000	990,090
		$7,111,429
Pollution Control – 0.7%
GFL Environmental, Inc., 4%, 8/01/2028 (n)	$945,000	$869,400
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	320,000	304,400
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	410,000	378,737
Stericycle, Inc., 3.875%, 1/15/2029 (n)	683,000	635,190
		$2,187,727
Precious Metals & Minerals – 0.5%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$815,000	$739,613
Taseko Mines Ltd., 7%, 2/15/2026 (n)	635,000	653,891
		$1,393,504
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,255,000	$1,202,039
Real Estate - Other – 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/01/2028 (n)	$1,235,000	$1,233,870
XHR LP, REIT, 4.875%, 6/01/2029 (n)	865,000	840,287
		$2,074,157
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$645,000	$593,381
Retailers – 1.2%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$699,000	$650,944
Bath & Body Works, Inc., 5.25%, 2/01/2028	2,150,000	2,162,663
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	965,000	869,238
		$3,682,845
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$955,000	$954,088
Specialty Stores – 1.0%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$905,000	$842,781
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	550,000	504,955
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	655,000	560,844
Penske Automotive Group Co., 3.75%, 6/15/2029	1,324,000	1,184,411
		$3,092,991
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$1,120,000	$1,082,721
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	905,000	816,735
		$1,899,456
Telecommunications - Wireless – 2.3%
Altice France S.A., 6%, 2/15/2028 (n)	$975,000	$840,937
SBA Communications Corp., 3.875%, 2/15/2027	919,000	896,416
SBA Communications Corp., 3.125%, 2/01/2029	1,725,000	1,569,094
Sprint Capital Corp., 6.875%, 11/15/2028	1,255,000	1,454,156
Sprint Corp., 7.125%, 6/15/2024	360,000	386,118

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Sprint Corp., 7.625%, 3/01/2026	$1,680,000	$1,896,401
		$7,043,122
Tobacco – 0.3%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$545,000	$557,524
Vector Group Ltd., 5.75%, 2/01/2029 (n)	540,000	491,816
		$1,049,340
Utilities - Electric Power – 2.9%
Calpine Corp., 4.5%, 2/15/2028 (n)	$1,240,000	$1,209,595
Calpine Corp., 5.125%, 3/15/2028 (n)	1,225,000	1,166,910
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	615,000	617,663
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	1,895,000	1,772,005
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	454,000	459,446
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	146,000	147,095
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	805,000	801,261
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	650,000	649,545
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	1,545,000	1,538,434
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	480,000	468,144
		$8,830,098
Total Bonds		$293,798,214
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	10,678	$306,993
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (u)	147,380	$125,966
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	1,115	$320,663
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)	2,975	$4,533
Total Common Stocks		$758,155
	Strike Price	First Exercise
Warrants – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A (100 shares for 1 warrant, Expiration 12/05/25) (a)	$0.20	6/03/22	1,117	$5,026
Intelsat Jackson Holdings S.A. - Series B (100 shares for 1 warrant, Expiration 12/05/25) (a)	0.10	6/03/22	1,117	4,468
				$9,494
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u)	GBP 1.14	3/16/21	11,113	$1,439
Total Warrants				$10,933

Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 0.21% (v)	9,815,873	$9,815,873

Other Assets, Less Liabilities – 1.3%		4,132,528
Net Assets – 100.0%		$308,515,703
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,815,873 and $294,567,302, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $248,937,992, representing 80.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Paysafe Finance PLC, 4%, 6/15/2029	6/10/2021	$979,418	$837,280
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 3/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	42,024	USD	55,056	HSBC Bank	7/15/2022	$136
GBP	13,844	USD	18,176	JPMorgan Chase Bank N.A.	7/15/2022	6
USD	375,074	EUR	329,180	JPMorgan Chase Bank N.A.	4/08/2022	10,880
						$11,022
Liability Derivatives
GBP	6,658	USD	8,748	Brown Brothers Harriman	7/15/2022	$(4)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	41	$5,037,875	June – 2022	$136,945
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	14	$2,100,875	June – 2022	$(55,600)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Bond	Long	USD	2	$354,250	June – 2022	$(13,427)
						$(69,027)
At March 31, 2022, the fund had cash collateral of $25,300 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$320,663	$320,663
Luxembourg	—	306,993	—	306,993
Mexico	—	—	125,966	125,966
United Kingdom	4,533	—	1,439	5,972
Municipal Bonds	—	158,875	—	158,875
U.S. Corporate Bonds	—	252,804,684	—	252,804,684
Asset-Backed Securities (including CDOs)	—	129	—	129
Foreign Bonds	—	40,844,020	—	40,844,020
Mutual Funds	9,815,873	—	—	9,815,873
Total	$9,820,406	$294,114,701	$448,068	$304,383,175
Other Financial Instruments
Futures Contracts – Assets	$136,945	$—	$—	$136,945
Futures Contracts – Liabilities	(69,027)	—	—	(69,027)
Forward Foreign Currency Exchange Contracts – Assets	—	11,022	—	11,022
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4)	—	(4)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/21	$444,737
Change in unrealized appreciation or depreciation	3,331
Balance as of 3/31/22	$448,068
The net change in unrealized appreciation or depreciation from investments held as level 3 at March 31, 2022 is $3,331. At March 31, 2022, the fund held three level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,123,705	$13,637,729	$14,945,561	$—	$—	$9,815,873
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,222	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.